STOCKHOLDERS' EQUITY - Reconciliation of Numerator and Denominator for Calculation of Earnings Per Share (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income - basic	$ 33,624,757	$ (4,836,115)	$ 26,908,771	$ (7,340,038)	$ (13,852,249)	$ 801,352
Weighted average number of common shares outstanding					3,283,030	2,563,697
Basic (loss) earnings per common share					$ (4.22)	$ 0.31
Net (loss) earnings - diluted					$ (13,852,249)	$ 801,352
Basic weighted average number of common shares outstanding					3,283,030	2,563,697
Common share equivalents of outstanding stock options						349,428
Common share equivalents of convertible debt
Common share equivalents of outstanding warrants						18,450
Diluted weighted average number of common shares outstanding					3,283,030	2,637,273
Diluted (loss) earnings per common share					$ (4.22)	$ 0.30
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:			76,990,013	1,625,710
Warrant [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:			76,740,807	22,910	1,216,091	4,089
Convertible Debt Securities [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:					1,136,364
Stock Options [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:			219,206	1,352,800	1,344,300	6,434